Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts receivable net
Schedule of components of accounts receivable
	September 30,	September 30,
	2024	2023

Trade accounts receivable	$19,523,108	$29,509,165
Less: allowance for doubtful accounts	(7,732,717)	(496,299)
Accounts receivable, net	$11,790,391	$29,012,866

Schedule of allowance for doubtful accounts
	September 30,	September 30,
	2024	2023

Balance as of beginning of year	$496,299	$330,990
Addition	7,029,706	179,562
Translation adjustments	206,712	(14,253)
Balance as of end of year	$7,732,717	$496,299